SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 15, 1997

I. The table on page 4 summarizing the features of the funds is revised to read as follows with respect to Neuberger & Berman SOCIALLY RESPONSIVE
     Fund:
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SOCIALLY RESPONSIVE FUND   Broadly diversified,       Seeks long-term capital
                           medium- to large-cap       appreciation by
                           value fund.                investing in common
                                                      stocks of companies that
                                                      meet both financial and
                                                      social criteria.
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II.  The section regarding the investment program of  Neuberger&Berman  SOCIALLY
     RESPONSIVE Portfolio (page 25) is revised to include the following:
     ---------------------------------------------------------------------------

      The   Portfolio   invests   primarily   in  the   stocks  of   medium-  to
large-capitalization    companies.   For   more   information,    see   "Special
Considerations of Small- and Mid-Cap Company Stocks" on page 27.


The date of this Supplement is May 4, 1998.